Purchase Price Allocations (Detail) (Shanghai Yafu Investment Consulting Co., Ltd.)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Noah Ark (Shanghai) Financial Service Co., Ltd. USD ($)	Dec. 31, 2014 Noah Ark (Shanghai) Financial Service Co., Ltd. CNY	Dec. 31, 2014 Shanghai Noah Yijie Finance Technology Co., Ltd. USD ($)	Dec. 31, 2014 Shanghai Noah Yijie Finance Technology Co., Ltd. CNY	Dec. 31, 2014 Shanghai Noah Jintong Data Services Co., Ltd. USD ($)	Dec. 31, 2014 Shanghai Noah Jintong Data Services Co., Ltd. CNY	Dec. 31, 2014 Enoch Education Training Shanghai Co., Ltd. USD ($)	Dec. 31, 2014 Enoch Education Training Shanghai Co., Ltd. CNY
Business Combination Allocation of Purchase Price [Line Items]
Purchase price	$ 1,934,049	12,000,000	$ 805,854	5,000,000	$ 483,512	3,000,000	$ 483,512	3,000,000	$ 161,171	1,000,000